OTHER NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

9. OTHER NONCURRENT ASSETS

        Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension assets	$1	$100
Debt issuance costs	29	31
Capitalized turnaround costs	127	141
Spare parts inventory	93	89
Catalyst assets	25	23
Deposits	33	31
Other	58	67

Total	$366	$482

        Amortization expense of catalyst assets for the years ended December 31, 2012, 2011 and 2010 was $10 million, $12 million and $12 million, respectively.